Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2018
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	89	33,120
Ending balance	275,671	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(5,475)	(10,499)
Ending balance	(26,327)	(20,852)

Net book value	249,344	254,730